Total
Savos Dynamic Hedging Fund
SAVOS DYNAMIC HEDGING FUND
INVESTMENT OBJECTIVE
The Savos Dynamic Hedging Fund (the “Fund”) seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Savos Dynamic Hedging Fund Savos Dynamic Hedging Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Savos Dynamic Hedging Fund Savos Dynamic Hedging Fund
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.59%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.81%	[2]
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	1.52%	[2]
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	AssetMark, Inc. (“AssetMark”) has contractually agreed to waive its fees and/or pay Fund expenses to the extent necessary to ensure that the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) does not exceed 1.50% of the Fund’s average daily net assets. If the Fund’s expense level would fall below the 1.50% annual limit, the Fund may maintain expenses at the limit so that AssetMark may be reimbursed by the Fund for fees previously waived and expenses previously paid for up to three years from the end of the calendar month in which fees were waived or expenses paid, provided the reimbursement will not cause the Fund’s Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement to exceed the 1.50% limit. No reimbursement will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed. This agreement will continue in effect until January 31, 2021, and may only be terminated by the Fund’s Board of Trustees prior to that date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by AssetMark for the 1-year number only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Savos Dynamic Hedging Fund | Savos Dynamic Hedging Fund | USD ($)	155	541	953	2,103

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets. The Fund is intended for use by asset managers, including AssetMark, to provide some measure of downside protection in the event that client assets, which are sensitive to movements in the equity markets, are exposed to significant loss of value as a result of a severe and sustained decline in the broad-based equity market. During periods of rising equity markets, the Fund seeks to participate in a portion of that market rise, net of the cost of any risk management protection.
During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. Equity Market (including common stocks of companies of any size capitalization and exchange-traded funds (“ETFs”) related to equity investments); derivative instruments related to the U.S. Equity Market (futures contracts, options and swaps on individual equities (including ETFs), U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed-income securities (including money market funds, U.S. Government securities (such as U.S. Treasury obligations) and other short-term or variable-rate, high quality securities and related ETFs). In selecting equity securities, AssetMark will use a quantitative process to evaluate securities based on their characteristics, such as valuation and dividend yield. The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). The fixed-income securities in which the Fund invests may have maturities of any length.
AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the U.S. Equity Market. These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives related to securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. AssetMark has created standardized gauges that can be compared over time and against each other. The gauges will seek to measure: (i) the potential for near-term market volatility; (ii) the likelihood a drawdown in one part of the market will affect other parts of the market; and (iii) the possibility of significant drawdown and market volatility. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. Equity Market, the Fund will reduce its exposure to the U.S. Equity Market and/or invest in instruments that provide short exposure to the U.S. Equity Market. The Fund will obtain short exposure to the U.S. Equity Market through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of ETFs that it believes may effectively hedge equity investments.
Such changes in the Fund’s equity market exposure are expected to lag changes in the market, and there is no guarantee that AssetMark’s models will accurately indicate future market movements. Additionally, while the Fund’s decreased exposure to equity investments may reduce the Fund’s potential for losses, it also will reduce the potential for gain. For these reasons, the Fund is intended to be used by long-term investors. The Fund is not a complete investment program and is intended to be used as a component of a broader investment allocation.

PRINCIPAL INVESTMENT RISKS
Investors could lose all or a portion of their investment in the Fund.

•
AssetMark will employ various methods when deciding which investments to purchase with the goal of seeking to hedge against extreme declines in the broad-based equity market. Such investments may not be effective in hedging equity exposure and the Fund’s hedging strategy may not work as intended.

•
The Fund seeks to achieve positive total returns in rising markets and to partially offset extreme declines in equity markets as a result of sustained market downturns. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). There are no assurances that the Fund will achieve its investment goal.

•
The Fund generally seeks to invest in the U.S. Equity Market through the use of derivatives, including futures contracts, options and swaps. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that the use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives.

•
Derivatives involve costs and may create leverage insofar as the Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin. The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

•
The use of derivatives could also result in a loss if the counterparty to a transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.

•
An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late. If trading is halted, then the Fund may not be able to purchase or sell those securities or derivatives and may also be required to use a “fair value” method to price its outstanding securities or derivatives.

•
The Fund is an actively managed portfolio which varies investment exposure over time. In managing the Fund’s portfolio holdings, AssetMark applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results. In particular, AssetMark may not shift from equity exposure to hedging assets in time to avoid market losses.

•
The Fund may use securities which attempt to track an index and AssetMark may use such indexes in its quantitative models. The organizations which publish such indexes can make methodological changes to the calculation of the indexes that could affect the value of the securities based on those indexes. There can be no assurance that the publishing organizations will not change the calculation methodology in a way that may affect the value of your investment. Additionally, the publishing organizations may alter, discontinue or suspend calculation or dissemination of the indexes and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

•	The value of a security or derivative may decline due to general economic and market conditions that are not specifically related to a particular issuer or counterparty.

•	The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines.

•
To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objective and risks losing opportunities to participate in market appreciation.

•
Changes in interest rates on variable rate securities may lag behind changes in market rates and the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, interest rates on variable rate securities generally reset downward, and their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

•	At times, the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund changed its investment strategy on July 10, 2015. Performance results prior to July 10, 2015 reflect the Fund’s performance using the prior strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of 12/31

HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart) Highest: 370.17% in 3rd Quarter 2011 Lowest: -94.61% in 4th Quarter 2013
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Savos Dynamic Hedging Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Savos Dynamic Hedging Fund	Return Before Taxes	25.59%	(50.29%)	(96.37%)
Savos Dynamic Hedging Fund | After Taxes on Distributions	Return After Taxes on Distributions	25.47%	(50.30%)	(96.37%)
Savos Dynamic Hedging Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.15%	(23.55%)	(13.37%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.